Share Based Payments - Schedule of Estimated the Fair Value of Warrants (Details) - Warrants [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated the Fair Value of Warrants [Line Items]
Outstanding beginning balance	25		697
FV Charge	61	25
Exercised	(17)		(438)
Expired			(259)
Outstanding ending balance	69	25